(1) OPERATIONS (Details Narrrative) - CPFL Renovaveis [Member] - BRL (R$) R$ in Thousands	1 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOperationsLineItems [Line Items]
Description of acquisition interest	The Company entered into a share purchase and sale agreement with its parent company State Grid Brazil Power Participações S.A. (“State Grid”) thereby purchasing 243,771,824 shares of subsidiary CPFL Renováveis, thus increasing its total (direct and indirect) equity interest from 51.60% to 99.94% in CPFL Renováveis. The amount paid in cash was R$ 16.85 per share, totaling R$ 4,107,555. The related effects were a decrease of R$ 2,072,635 in the shareholders equity attributable to noncontrolling interests and a decrease of R$ 2,034,920 in the capital reserve account.
Cash amount	R$ 4,107,555
Shareholders equity attributable to noncontrolling interests	2,072,635
Capital reserve account	R$ 2,034,920
Equity interest		48.44%	48.40%	48.40%
Bottom Of Range [member]
DisclosureOfOperationsLineItems [Line Items]
Equity interest	51.60%
Top of range [member]
DisclosureOfOperationsLineItems [Line Items]
Equity interest	99.94%